CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Common stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Stockholders' deficit
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	365,696,144	365,239,001	292,815,960
Common stock, shares outstanding	365,696,144	364,239,001	292,815,960
Series A Preferred Shares [Member]
Stockholders' deficit
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares designated	3,500,000	3,500,000	3,500,000
Preferred stock, shares issued	780,132	781,132	788,270
Preferred stock, shares outstanding	780,132	781,132	788,270
Series B Preferred Shares [Member]
Stockholders' deficit
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares designated	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000